Capital Stock (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital and Share-based Payment Arrangements [Abstract]
Disclosure of Detailed Information About Capital Transactions	Capital transactions:

Number of shares (in millions)	SVS	MVS
Issued and outstanding at December 31, 2017	123.2	18.6
Issued from treasury(i)	1.3	—
Cancelled under normal course issuer bid (NCIB)	(6.8)	—
Issued and outstanding at December 31, 2018	117.7	18.6
Issued from treasury(i)	0.8	—
Cancelled under NCIB	(8.3)	—
Issued and outstanding at December 31, 2019	110.2	18.6
Issued from treasury(i)	0.3	—
Cancelled under NCIB	(0.0062)	—
Issued and outstanding at December 31, 2020	110.5	18.6
(i)     No SVS were issued from treasury upon the exercise of stock options in either 2020 or 2019. In 2018, 0.1 million SVS were issued from treasury upon the exercise of stock options for aggregate cash proceeds of $0.4. In 2020, we issued 0.3 million (2019 — 0.8 million; 2018 — 1.2 million) SVS from treasury with ascribed values of $2.2 (2019 — $10.4; 2018 — $14.3) upon the vesting of certain RSUs and PSUs. We settled other RSUs and PSUs with SVS purchased in the open market (described below).

Disclosure of repurchase and reverse repurchase agreements	Information regarding share repurchase activities for the years indicated is set forth below:

	Year ended December 31
	2018	2019	2020

Aggregate cost (1) of SVS repurchased for cancellation (2)	$75.5	$67.3	$0.1
Number of SVS repurchased for cancellation (in millions)	6.8	8.3	0.0062
Weighted average price per share for repurchases	$11.10	$8.15	$7.45
Aggregate cost (1) of SVS repurchased for delivery under SBC plans	$22.4	$9.2	$19.1
Number of SVS repurchased for delivery under SBC plans (in millions)	2.1	1.2	2.9
(1) Includes transaction fees.
(2) Excludes an accrual of $15.0 we recorded at December 31, 2020 for then-anticipated commitments under the ASPP.

December 31
2018	2019	2020

Number of SVS held by trustee for delivery under SBC plans (1) (in millions)	1.9	1.7	2.4
Value of SVS held by trustee for delivery under SBC plans (1)	$20.2	$14.8	$15.7
(1) For accounting purposes, we classify these shares as treasury stock until they are delivered pursuant to the plans.

Additional information about share-based payment arrangements
Information regarding employee SBC expense for the years indicated is set forth below:

	Year ended December 31
	2018	2019	2020
Employee SBC expense in cost of sales	$14.7	$14.6	$11.1
Employee SBC expense in SG&A	18.7	19.5	14.7
Total	$33.4	$34.1	$25.8
Information regarding director SBC expense for the years indicated is set forth below:

	Year ended December 31
	2018	2019	2020
Director SBC expense in SG&A (1)	$2.0	$2.4	$2.0

	Year ended December 31
	2018	2019	2020
DSUs Granted:
Number of awards (in millions)	0.2	0.2	0.2
Weighted average grant date fair value per unit	$10.33	$7.62	$5.64

	December 31
	2018	2019	2020
Number of DSUs outstanding (in millions)	1.6	1.8	2.0
Number of RSUs issued to directors outstanding (in millions)	—	0.02	0.03

Disclosure of Detailed Information About Stock Option Transactions
Stock option transactions were as follows for the years indicated:

	Number of Options	Weighted Average Exercise Price*
	(in millions)
Outstanding at January 1, 2018	0.4	$12.14
Exercised	(0.1)	$6.20
Outstanding at December 31, 2018	0.3	$11.93
Exercised	—	$—
Outstanding at December 31, 2019	0.3	$12.50
Exercised	—	$—
Outstanding at December 31, 2020	0.3	$12.78

Disclosure of Number and Weighted Average Remaining Contractual Life of Outstanding Share Options	The following stock options* were outstanding as at December 31, 2020:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.48 to $13.75	0.3	$12.78	4.2	0.3	$12.78
* The exercise prices were determined by converting the grant date fair value into U.S. dollars at the year-end exchange rate.

Disclosure of Range of Exercise Prices of Outstanding Share Options	The following stock options* were outstanding as at December 31, 2020:

Range of Exercise Prices	Outstanding Options	Weighted Average Exercise Price	Weighted Average Remaining Life of Outstanding Options	Exercisable Options	Weighted Average Exercise Price
	(in millions)		(years)	(in millions)
$6.48 to $13.75	0.3	$12.78	4.2	0.3	$12.78
* The exercise prices were determined by converting the grant date fair value into U.S. dollars at the year-end exchange rate.

Disclosure of Detailed Information About RSU and PSU Transactions	Information regarding aggregate RSU and PSU grants to employees and directors (see below), as applicable, for the years indicated is set forth below:

	Year ended December 31
	2018	2019	2020
RSUs Granted:
Number of awards (in millions)	2.6	3.0	2.4
Weighted average grant date fair value per unit	$10.48	$7.88	$8.60

PSUs Granted:
Number of awards (in millions, representing 100% of target)	1.6	2.1	1.7
Weighted average grant date fair value per unit	$11.11	$8.14	$9.88

	December 31
	2018	2019	2020
Number of outstanding RSUs (in millions)	3.8	4.6	4.5
Number of outstanding PSUs (in millions, representing 100% of target granted)	3.2	3.8	4.6